UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1:	Schedule of Investments.

A copy of The Schedule of Investments for the period ended 3/31/18 is included with this Form.

■	Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2018 (Unaudited)
Shares		Value

Common Stocks — 95.7%
Consumer Discretionary — 7.5%
Distribution & Wholesale — 1.1%
40,200	LKQ Corp. *	$1,525,590
Retail — 6.4%
5,000	AutoZone, Inc. *	3,243,450
9,000	Dollar Tree, Inc. *	854,100
1,900	Domino's Pizza, Inc.	443,764
5,200	O'Reilly Automotive, Inc. *	1,286,376
36,400	TJX Companies, Inc. (The)	2,968,784
		8,796,474
		10,322,064
Consumer Staples — 12.1%
Agriculture — 1.0%
23,172	British American Tobacco PLC ADR (1)	1,336,793
Beverages — 0.9%
11,000	PepsiCo, Inc.	1,200,650
Food — 5.3%
23,000	General Mills, Inc.	1,036,380
48,000	Hormel Foods Corp. (1)	1,647,360
12,800	Ingredion, Inc.	1,650,176
21,500	J&J Snack Foods Corp.	2,936,040
		7,269,956
Household Products — 2.3%
61,600	Church & Dwight Co., Inc.	3,102,176
Retail — 2.6%
14,000	Casey's General Stores, Inc.	1,536,780
11,000	Costco Wholesale Corp.	2,072,730
		3,609,510
		16,519,085
Financials — 0.5%
Insurance — 0.5%
5,000	Chubb, Ltd.	683,850
Healthcare — 14.6%
Biotechnology — 1.7%
14,000	Alexion Pharmaceuticals, Inc. *	1,560,440
3,500	Illumina, Inc. *	827,470
		2,387,910
Electronics — 3.1%
7,400	Mettler-Toledo International, Inc. *	4,255,222
Healthcare Products — 8.0%
9,553	Becton Dickinson & Co.	2,070,135
24,700	Danaher Corp.	2,418,377
10,700	DENTSPLY SIRONA, Inc.	538,317
30,600	Henry Schein, Inc. *(1)	2,056,626
20,000	IDEXX Laboratories, Inc. *	3,827,800
		10,911,255
Pharmaceuticals — 1.6%
4,272	Allergan PLC	718,935
29,500	Novo Nordisk A/S ADR	1,452,875
		2,171,810
Software —0.2%
3,800	Cerner Corp. *	220,400
		19,946,597
Industrials — 33.9%
Aerospace & Defense — 7.8%
12,100	General Dynamics Corp.	2,672,890
24,827	HEICO Corp.	2,155,232
7,000	Northrop Grumman Corp.	2,443,840
12,500	Teledyne Technologies, Inc. *	2,339,625
3,400	TransDigm Group, Inc. (1)	1,043,596
		10,655,183
Commercial Services — 6.7%
5,700	Equifax, Inc.	671,517
27,030	IHS Markit, Ltd. *	1,303,927
139,800	Rollins, Inc.	7,133,994
		9,109,438
Electrical Equipment — 3.5%
9,500	Acuity Brands, Inc. (1)	1,322,305
45,000	AMETEK, Inc.	3,418,650
		4,740,955
Environmental Control — 3.9%
26,000	Republic Services, Inc.	1,721,980
51,300	Waste Connections, Inc.	3,680,262
		5,402,242
Hand & Machine Tools — 0.8%
5,400	Lincoln Electric Holdings, Inc.	485,730
4,000	Snap-on, Inc.	590,160
		1,075,890
Housewares — 1.7%
38,000	Toro Co. (The)	2,373,100
Machinery Diversified — 6.0%
19,200	IDEX Corp.	2,736,192
9,000	Middleby Corp. (The) *(1)	1,114,110
15,400	Roper Technologies, Inc.	4,322,626
		8,172,928

1

■	Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2018 (Unaudited)
Shares		Value
Transportation — 3.5%
28,000	Canadian National Railway Co.	$2,047,640
8,000	J.B. Hunt Transport Services, Inc.	937,200
13,800	Union Pacific Corp.	1,855,134
		4,839,974
		46,369,710
Information Technology — 18.4%
Commercial Services — 1.4%
5,700	Automatic Data Processing, Inc.	646,836
7,800	WEX, Inc. *	1,221,636
		1,868,472
Computers — 2.4%
21,400	Accenture PLC Class A	3,284,900
Diversified Financial Services — 2.6%
20,500	MasterCard, Inc. Class A	3,590,780
Electronics — 1.8%
28,600	Amphenol Corp. Class A	2,463,318
Software —10.2%
15,800	ANSYS, Inc. *	2,475,702
5,200	Blackbaud, Inc.	529,412
9,000	Cadence Design Systems, Inc. *	330,930
51,200	Fiserv, Inc. *	3,651,072
49,600	Open Text Corp.	1,726,080
28,400	Salesforce.com, Inc. *	3,302,920
7,800	Ultimate Software Group, Inc. (The) *(1)	1,900,860
		13,916,976
		25,124,446
Materials — 7.6%
Chemicals — 1.6%
20,100	FMC Corp.	1,539,057
1,700	NewMarket Corp.	682,856
		2,221,913
Commercial Services — 1.7%
17,000	Ecolab, Inc.	2,330,190
Housewares — 0.9%
14,000	Scotts Miracle-Gro Co. (The) (1)	1,200,500
Packaging & Containers — 3.4%
42,400	Ball Corp. (1)	1,683,704
32,500	Crown Holdings, Inc. *	1,649,375
12,200	Packaging Corp. of America	1,374,940
		4,708,019
		10,460,622
Real Estate — 1.1%
REITS — 1.1%
10,500	American Tower Corp. REIT	1,526,070
	Total Common Stocks (Cost $50,564,914)	130,952,444

Short-Term Investments — 6.1%
Money Market Funds — 6.1%
5,848,807	State Street Institutional U.S. Government Money Market Fund, Premier Class	5,848,807
2,471,364	State Street Navigator Securities Lending Government Money Market Portfolio (2)	2,471,364
Total Short-Term Investments (Cost $8,320,171)		8,320,171
Total Investments — 101.8% (Cost $58,885,085)		$139,272,615
Excess Of Liabilities Over Cash And Other Assets — (1.8)%		(2,504,818)
Net Assets (3) —100.0%		$136,767,797

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2018, the market value of the securities on loan was $12,460,181.
(2)	Securities with an aggregate market value of $12,460,181 were out on loan in exchange for $2,471,364 of cash collateral as of March 31, 2018. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $58,885,085, aggregate gross unrealized appreciation was $81,031,549, aggregate gross unrealized depreciation was $644,019 and the net unrealized appreciation was $80,387,530.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2018:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$130,952,444	$—	$—	$130,952,444
Short-Term Investments	8,320,171	—	—	8,320,171
Total Investments in Securities	$139,272,615	$—	$—	$139,272,615

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended March 31, 2018, there were no among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2018